COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jul. 12, 2022	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
TAT Technologies Ltd [Member]
Commissions And Royalty Commitments [Line Items]
Royalty expense		$ 1,899	$ 1,090	$ 3,209	$ 2,462
Tat Industries Ltd [Member]
Commissions And Royalty Commitments [Line Items]
Litigation, total damages sought by customer	$ 750